Net interest income	12 Months Ended
Dec. 31, 2019
Net interest income [abstract]
Net interest income
Notes to the Consolidated statement of profit or loss
21 Net interest income

Net interest income
	2019	2018	2017		2019	2018	2017
Interest income on loans	19,028	18,966 [1]	18,338	Interest expense on deposits from banks	361	362	301
Interest income on financial assets at fair value through OCI	615	554	n/a	Interest expense on customer deposits	2,934	2,607	2,664
Interest income on financial assets at amortised cost	673	780 [1]	n/a	Interest expense on debt securities in issue	2,350	2,254	2,054
Interest income on non-trading derivatives (hedge accounting)	4,319	4,497	n/a	Interest expense on subordinated loans	660	711	784
Negative interest on liabilities	422	453	500	Negative interest on assets	349	412	407
Total interest income using effective interest rate method	25,056	25,249	n/a	Interest expense on non-trading derivatives (hedge accounting)	4,615	4,826	5,946
				Total interest expense using effective interest rate method	11,268	11,171	n/a
Interest income on financial assets at fair value through profit or loss	1,897	1,795	n/a
Interest income on investments	n/a	n/a	1,494	Interest expense on financial liabilities at fair value through profit or loss	1,695	1,578	n/a
Interest income on trading derivatives	n/a	n/a	16,108	Interest expense on trading derivatives	n/a	n/a	16,117
Interest income on other trading portfolio	n/a	n/a	1,028	Interest expense on other trading liabilities	n/a	n/a	744
Interest income on non-trading derivatives (no hedge accounting)	1,181	1,059 [1]	700 [1]	Interest expense on non-trading derivatives (no hedge accounting)	1,311	1,387 [1]	1,001 [1]
Interest income on non-trading derivatives (hedge accounting)	n/a	n/a	5,690	Interest expense on lease liabilities	25	n/a	n/a
Interest income other	30	25	138	Interest expense other	54	33	331
Total other interest income	3,107	2,880	n/a	Total other interest expense	3,084	2,997	n/a
Total interest income	28,163	28,129	43,996	Total interest expense	14,353	14,169	30,349

				Net interest income	13,811	13,960	13,647

1 The prior periods have been updated to improve consistency and comparability.

Total Net interest income of EUR 13,811 million (2018: EUR 13,960 million) includes interest income and expense for instruments calculated using the effective interest rate method and other interest income and interest expense. IFRS 9 resulted in changes to IAS 1 for the presentation of Interest income for instruments calculated using the effective interest rate method, which ING reports as a separate line item in the consolidated statement of profit or loss as from 2018.

To further enhance the relevance of the interest disclosures, ING Group changed its separate presentation since 2018 of interest (income and expenses) for trading derivatives, trading securities and trading loans / deposits (mainly repo’s) to presenting the full fair value movements in ‘Valuation results and net trading income’. The change in presentation is in line with the changed presentation of accrued interest in the balance sheet that is no longer separately presented, but included in the corresponding balance sheet item of the host contract.

The new interest presentation was applied prospectively together with the other presentation requirements of IFRS 9 as from 2018.